PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Property, plant and equipment

Cost	Balance at 12/31/2020	Additions	Derecognitions	Balance at 12/31/2021
Machinery and equipment	167	80	-	247
Other fixtures, fittings and tools	10	-	-	10
Total	177	80	-	257
Accumulated depreciation (Note 13)

Machinery and equipment	(68)	(53)	-	(121)
Other fixtures, fittings and tools	(2)	(1)	-	(3)
Total	(70)	(54)	-	(124)
Carrying amount	107	26	-	133

Cost	Balance at 12/31/2019	Additions	Derecognitions	Balance at 12/31/2020
Machinery and equipment	113	55	(1)	167
Other fixtures, fittings and tools	10	-	-	10
Total	123	55	(1)	177
Accumulated depreciation (Note 13)

Machinery and equipment	(30)	(39)	1	(68)
Other fixtures, fittings and tools	(1)	(1)	-	(2)
Total	(31)	(40)	1	(70)
Carrying amount	92	15	-	107

Schedule of shareholder ownership

	Shares	Percentage
Ordinary shares held by public stockholders	3,915,956	8.7%
Ordinary shares issued to the sponsor and its permitted transferees	3,421,000	7.6%
Ordinary shares issued to forward purchasers and permitted transferees	6,074,000	13.5%
Ordinary shares issued to the subscribers and their permitted transferees	1,711,000	3.8%
Ordinary shares held by CNEW	30,000,000	66.5%
Parent ordinary shares outstanding	45,121,956	100%

Schedule of income statement of fair value

	Per Share	Per Share	Assuming Real Redemption
	Value USD	Value EUR (*)	Shares	Fair Value (in USD)	Fair Value (in EUR)
Class A common shares	$9.42	€8.29	8,407,025	$79,194	€69,695
Warrants	$1.66	€1.46	6,435,000	$10,682	€9,450
			14,842,025	$89,876	€79,145
Fair Value					€43,300
Excess of fair value (listing costs)					€35,845

Schedule of warrant liabilities

	Shares	Cash USD	Cash Euro	Issued Capital (EUR)	Share Premium (EUR)	Total Equity (EUR)
Total shares after redemptions	8,407,025	$49,177	€43,300	€8,407	€61,288	€69,695
Additional shares issued to PIPE investors	6,714,931	$67,149	€59,124	€6,715	€52,410	€59,124
Total shares issued to DD3 shareholders	15,121,956	$116,327	€102,425	€15,122	€113,697	€128,819

Schedule of Share Premium

Thousands of EUR
Transaction costs supported by CNEW	4,648
% equity interest held by DD3 (33%)	1,557
Attributable transaction costs to share premium	1,557